Deposits by Customers - Schedule of Deposits by Customers (Parenthetical) (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of deposits from customers [line items]
Deposits from customers	£ 173,395	£ 176,919
Equity Index Linked Deposits [member]
Disclosure of deposits from customers [line items]
Deposits from customers	1,232	1,301
Capital amount guaranteed or protected	1,232	1,301
Capital amount of return guaranteed	£ 44	£ 67